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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-048413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen Aggressive Growth Fund, Evergreen Balanced Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small-Mid Growth Fund, for the quarter ended June 30, 2006. Evergreen Balanced Fund has a March 31 fiscal year end. All other funds in this filing have a September 30 fiscal year end.

Date of reporting period:        June 30, 2006

Item 1 – Schedule of Investments

EVERGREEN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 17.0%
Diversified Consumer Services 2.6%
Apollo Group, Inc., Class A * þ	83,000	$4,288,610

Hotels, Restaurants & Leisure 3.6%
Carnival Corp. þ	42,479	1,773,074
OSI Restaurant Partners, Inc. þ	125,400	4,338,840

		6,111,914

Internet & Catalog Retail 3.7%
Amazon.com, Inc. * þ	162,832	6,298,342

Media 2.5%
Omnicom Group, Inc.	47,691	4,248,791

Multi-line Retail 0.8%
Target Corp.	26,652	1,302,483

Specialty Retail 3.8%
Best Buy Co., Inc. þ	50,112	2,748,142
Chico’s FAS, Inc. * þ	133,486	3,601,452

		6,349,594

CONSUMER STAPLES 7.9%
Beverages 2.6%
Coca-Cola Co.	100,108	4,306,646

Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	110,616	5,328,373

Household Products 2.1%
Procter & Gamble Co.	64,297	3,574,913

ENERGY 4.0%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	26,128	1,701,194
Weatherford International, Ltd. *	28,951	1,436,548

		3,137,742

Oil, Gas & Consumable Fuels 2.1%
Apache Corp.	13,655	931,954
ConocoPhillips	13,646	894,222
Exxon Mobil Corp. þ	28,725	1,762,279

		3,588,455

FINANCIALS 5.0%
Diversified Financial Services 2.5%
Citigroup, Inc.	89,368	4,311,112

Insurance 2.5%
Marsh & McLennan Cos.	154,777	4,161,954

HEALTH CARE 21.2%
Biotechnology 5.6%
Amgen, Inc. *	90,140	5,879,832
Biogen Idec, Inc. *	77,472	3,589,278

		9,469,110

Health Care Equipment & Supplies 7.4%
Medtronic, Inc.	89,822	4,214,448
St. Jude Medical, Inc. *	134,077	4,346,776
Zimmer Holdings, Inc. * þ	67,787	3,844,879

		12,406,103

1

EVERGREEN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.2%
Abbott Laboratories	125,453	$5,471,005
Bristol-Myers Co. þ	182,930	4,730,570
Johnson & Johnson	29,166	1,747,627
Pfizer, Inc.	73,604	1,727,486

		13,676,688

INDUSTRIALS 8.0%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	23,680	1,698,803

Commercial Services & Supplies 1.8%
Cintas Corp. þ	76,100	3,025,736

Industrial Conglomerates 3.7%
Tyco International, Ltd.	224,961	6,186,428

Machinery 1.5%
Pall Corp.	88,295	2,472,260

INFORMATION TECHNOLOGY 34.9%
Communications Equipment 4.2%
Cisco Systems, Inc. *	211,879	4,137,997
QUALCOMM, Inc. þ	74,883	3,000,562

		7,138,559

Computers & Peripherals 6.9%
Dell, Inc. *	214,834	5,244,098
Lexmark International, Inc., Class A * þ	114,000	6,364,620

		11,608,718

Internet Software & Services 6.0%
eBay, Inc. *	175,938	5,153,224
Google, Inc., Class A *	11,766	4,933,837

		10,087,061

IT Services 3.2%
Affiliated Computer Services, Inc., Class A *	70,046	3,615,074
Automatic Data Processing, Inc.	38,028	1,724,570

		5,339,644

Semiconductors & Semiconductor Equipment 7.2%
Altera Corp. *	332,640	5,837,832
Intel Corp.	193,880	3,674,026
KLA-Tencor Corp. þ	21,523	894,711
Texas Instruments, Inc.	55,215	1,672,462

		12,079,031

Software 7.4%
Cadence Design Systems, Inc. *	96,366	1,652,677
Microsoft Corp.	221,183	5,153,564
Oracle Corp. *	386,543	5,601,008

		12,407,249

Total Common Stocks (cost $161,046,794)		164,604,319

SHORT-TERM INVESTMENTS 12.7%
MUTUAL FUND SHARES 12.7%
Evergreen Institutional U.S. Government Money Market Fund ø	3,435,903	3,435,903
Navigator Prime Portfolio þþ	17,860,506	17,860,506

Total Short-Term Investments (cost $21,296,409)		21,296,409

Total Investments (cost $182,343,203) 110.7%		185,900,728
Other Assets and Liabilities (10.7%)		(17,957,898)

Net Assets 100.0%		$167,942,830

2

EVERGREEN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2006 the aggregate cost of securities for federal income tax purposes was $182,463,184. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,329,123 and $3,891,579, respectively, with a net unrealized appreciation of $3,437,544.

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.6%
FNMA:
4.68%, 11/01/2012	$2,117,565	$2,010,086
4.87%, 05/01/2013	2,459,627	2,351,372
5.70%, 10/01/2008	6,682,097	6,654,563
5.84%, 12/01/2008	9,782,820	9,766,779
5.85%, 02/01/2009	405,347	404,782
6.13%, 09/01/2008	1,546,801	1,550,121
6.19%, 07/01/2011	2,875,892	2,919,536
6.20%, 01/01/2011	4,453	4,514
6.35%, 05/01/2011	1,420,694	1,430,303
6.40%, 06/01/2009	4,080,922	4,126,185
6.54%, 12/01/2007	445,967	447,656
6.79%, 07/01/2009	2,071,341	2,113,792
6.80%, 01/01/2007	4,891,037	4,881,034
6.91%, 07/01/2009	1,864,271	1,907,722
7.06%, 08/01/2006	2,201,156	2,196,938
7.21%, 05/01/2007	1,270,169	1,270,404
7.22%, 07/01/2007	2,164,252	2,173,178
7.53%, 05/01/2007	4,055,263	4,066,715

		50,275,680

FLOATING-RATE O.1%
FNMA, 7.29% 12/01/2010	1,579,741	1,662,320

Total Agency Commercial Mortgage-Backed Securities (cost $54,809,167)		51,938,000

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.0%
FIXED-RATE 4.0%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	4,545,000	4,295,452
Ser. 2647, Class PC, 5.00%, 11/15/2031	3,910,000	3,689,779
Ser. 2656, Class BG, 5.00%, 10/15/2032	4,345,000	4,101,381
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,069,991
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,056,888
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,690,125
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	1,969,538
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	5,874,668
Ser. 3079, Class MD, 5.00%, 03/15/2034	3,920,000	3,629,027
Ser. 3102, Class PJ, 5.00%, 05/15/2034	3,835,000	3,546,404
Ser. 3166, Class LB, 5.50%, 06/15/2032	4,265,000	4,047,751
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	4,870,164	4,895,888
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,327,966
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	5,995,803	5,827,259

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $57,355,383)		56,022,117

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.1%
FIXED-RATE 7.1%
FHLMC:
4.50%, 04/01/2035	2,343,820	2,127,097
5.00%, 04/01/2021 - 12/01/2035	11,507,421	10,788,867
6.50%, 06/01/2029 - 07/01/2031	55,499	56,122
FHLMC 30 year, 5.00%, TBA #	3,705,000	3,460,700
FNMA:
5.00%, 12/01/2019 - 01/01/2021	10,758,458	10,387,655
5.50%, 02/01/2035 - 10/01/2035	5,933,697	5,708,065
5.51%, 02/01/2036	4,459,119	4,408,878
6.00%, 08/01/2006	124,235	124,052

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.50%, 04/01/2017	$1,079,636	$1,095,630
7.00%, 05/01/2032 - 06/01/2032	2,347,141	2,405,260
7.50%, 12/01/2030 - 10/01/2031	1,519,254	1,574,586
9.00%, 08/01/2014	643,853	684,545
FNMA 15 year, 5.00%, TBA #	34,580,000	33,304,862
FNMA 30 year, 5.50%, TBA #	23,880,000	22,939,725
GNMA, 4.50%, 07/20/2030	1,024,387	1,025,738

		100,091,782

FLOATING-RATE 0.0%
GNMA, 4.50%, 09/20/2029	332,754	332,548

Total Agency Mortgage-Backed Pass Through Securities (cost $101,565,299)		100,424,330

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $6,493,439)	6,236,343	6,189,019

ASSET-BACKED SECURITIES 1.4%
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	2,980,000	2,911,371
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	1,980,000	1,835,638
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,710,068
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	2,345,000	2,285,316
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,271,695	3,251,801
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	5,115,000	5,003,012

Total Asset-Backed Securities (cost $19,428,315)		18,997,206

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.9%
FIXED-RATE 3.9%
Banc of America Comml. Mtge., Inc., Ser. 2004-1, Class A4, 4.76%, 11/10/2039	3,980,000	3,715,917
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,102,093	2,022,776
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	520,000	495,589
Ser. 2006-C7, Class 4, 5.77%, 06/10/2046	4,795,000	4,775,178
Credit Suisse First Boston Comml. Mtge. Pass-Through Cert., Ser. 2003-C3, Class A5, 3.94%,
05/15/2038	6,980,000	6,253,535
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-C2, Class A3, 5.21%, 05/15/2041	4,000,000	3,848,546
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.54%,
06/12/2041	6,435,000	6,255,899
LB-UBS Comml. Mtge. Trust:
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	1,908,421
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,492,182
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,389,471
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	6,715,000	6,463,655
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	3,870,000	3,590,939
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	4,830,000	4,588,231

Total Commercial Mortgage-Backed Securities (cost $57,012,651)		54,800,339

CORPORATE BONDS 5.5%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.1%
Ford Motor Co.:
5.70%, 01/15/2010	115,000	100,810
6.375%, 02/01/2029	1,500,000	1,042,500

		1,143,310

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.0%
Service Corporation International, 7.00%, 06/15/2017 144A	$175,000	$164,500

Hotels, Restaurants & Leisure 0.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	100,000	94,875
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	93,250
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	90,125
Seneca Gaming Corp., 7.25%, 05/01/2012	100,000	97,375
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	150,000	157,313

		532,938

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	50,000	45,250

Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,500
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	98,500
Lamar Media Corp., 6.625%, 08/15/2015	150,000	139,500
LIN TV Corp., 6.50%, 05/15/2013	85,000	77,988
Mediacom Communications Corp., 9.50%, 01/15/2013	100,000	100,000
MediaNews Group, Inc., 6.375%, 04/01/2014	100,000	88,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	165,375
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,185,513

		3,955,376

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	100,000	102,900
May Department Stores Co.:
6.90%, 01/15/2032	5,000,000	5,020,800
7.45%, 09/15/2011	1,000,000	1,058,135

		6,181,835

Specialty Retail 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	100,000	103,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	103,875
United Auto Group, Inc., 9.625%, 03/15/2012	100,000	105,000

		312,375

Textiles, Apparel & Luxury Goods 0.0%
Warnaco Group, Inc., 8.875%, 06/15/2013	100,000	102,000

CONSUMER STAPLES 0.5%
Beverages 0.3%
Coca-Cola Enterprises, Inc.:
0.00%, 06/20/2020 ¤	7,930,000	3,263,179
6.95%, 11/15/2026	650,000	699,193

		3,962,372

Food & Staples Retailing 0.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	100,000	100,000
Ingles Markets, Inc., 8.875%, 12/01/2011	100,000	105,125
Rite Aid Corp., 8.125%, 05/01/2010	100,000	101,000

		306,125

Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	100,000	100,500
Dean Foods Co., 6.625%, 05/15/2009	100,000	99,750
Del Monte Foods Co., 8.625%, 12/15/2012	100,000	103,500
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,014,144

		2,317,894

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	$100,000	$93,000

ENERGY 0.2%
Energy Equipment & Services 0.0%
Hanover Compressor Co., 9.00%, 06/01/2014	35,000	36,750
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	100,000	93,250
Offshore Logistics, Inc., 6.125%, 06/15/2013	100,000	92,750
Parker Drilling Co., 9.625%, 10/01/2013	80,000	87,200

		309,950

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	100,000	95,000
El Paso Production Holding Co., 7.75%, 06/01/2013	145,000	146,812
Exco Resources, Inc., 7.25%, 01/15/2011	100,000	96,500
Ferrellgas Partners, LP, 6.75%, 05/01/2014	80,000	76,200
Forest Oil Corp., 7.75%, 05/01/2014	100,000	100,750
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	48,125
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,037,532
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	167,875
Plains Exploration & Production Co., 8.75%, 07/01/2012	100,000	105,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	150,000	145,500
Tesoro Corp., 6.625%, 11/01/2015 144A	150,000	142,875
Williams Cos., 7.125%, 09/01/2011	100,000	100,500

		2,262,919

FINANCIALS 2.4%
Capital Markets 0.9%
Bank of New York Co., 7.30%, 12/01/2009	3,675,000	3,858,320
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	3,085,000	3,234,817
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,569,769
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,532,202

		13,195,108

Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,060,518
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,409,809

		4,470,327

Consumer Finance 0.9%
American General Finance Corp.:
3.875%, 10/01/2009	1,700,000	1,608,946
5.75%, 03/15/2007	925,000	925,938
General Motors Acceptance Corp., 5.625%, 05/15/2009	100,000	95,177
HSBC Finance Corp.:
4.75%, 05/15/2009	3,000,000	2,931,189
5.70%, 06/01/2011	2,000,000	1,989,068
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	150,000	132,750
Sprint Capital Corp., 6.875%, 11/15/2028	4,205,000	4,248,228

		11,931,296

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	150,000	144,375

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	100,000	102,250

Real Estate Investment Trusts 0.0%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	47,875
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	200,000	198,000
Ventas, Inc., 7.125%, 06/01/2015	150,000	150,750

		396,625

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	$102,000	$109,650
EOP Operating, LP:
6.75%, 02/15/2008	500,000	507,155
7.00%, 07/15/2011	3,250,000	3,379,864

		3,996,669

HEALTH CARE .0%
Health Care Providers & Services 0.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	100,000	105,000
HCA, Inc., 6.375%, 01/15/2015	100,000	93,155
Omnicare, Inc., 6.125%, 06/01/2013	150,000	139,875
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	195,500

		533,530

Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	125,000	120,000

INDUSTRIALS 0.5%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	90,000	94,275

Commercial Services & Supplies 0.0%
Adesa, Inc., 7.625%, 06/15/2012	100,000	98,750
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	96,500
Corrections Corporation of America, 6.25%, 03/15/2013	100,000	94,500
Geo Group, Inc., 8.25%, 07/15/2013	100,000	100,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	100,000	107,000

		497,250

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	100,000	105,750
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	73,875

		179,625

Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	150,000	146,250
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,500,000	2,516,845
6.75%, 07/15/2011	3,300,000	3,444,438
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	100,000	108,500

		6,216,033

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	125,000	118,750

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	150,000	131,250
Unisys Corp., 8.00%, 10/15/2012	200,000	187,000

		318,250

MATERIALS 0.1%
Chemicals 0.0%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	107,875
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	110,500
Tronox, Inc., 9.50%, 12/01/2012 144A	100,000	103,500
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	65,013

		386,888

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.0%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	$150,000	$148,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	110,000	102,575

		251,075

Metals & Mining 0.0%
United States Steel Corp., 10.75%, 08/01/2008	60,000	64,800

Paper & Forest Products 0.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	89,000
Bowater, Inc., 6.50%, 06/15/2013	125,000	109,375
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	95,500
Georgia Pacific Corp., 8.125%, 05/15/2011	100,000	100,000

		393,875

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Citizens Communications Co., 6.25%, 01/15/2013	100,000	95,000
Embarq Corp., 7.08%, 06/01/2016	150,000	149,438
Insight Midwest, LP, 10.50%, 11/01/2010	100,000	104,750
Level 3 Communications, Inc., 6.375%, 10/15/2015	150,000	144,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	150,000	152,625
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,596,033
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,714,475

		5,956,321

Wireless Telecommunication Services 0.1%
Rural Cellular Corp., 8.25%, 03/15/2012	150,000	154,687
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	192,420

		347,107

UTILITIES 0.4%
Electric Utilities 0.3%
DPL, Inc., 6.875%, 09/01/2011	100,000	103,605
Edison International, 7.73%, 06/15/2009	250,000	253,750
Reliant Energy, Inc., 6.75%, 12/15/2014	100,000	92,500
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,490,312

		4,940,167

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	75,000	75,604

Independent Power Producers & Energy Traders 0.1%
AES Corp., 7.75%, 03/01/2014	150,000	151,500
Dynegy, Inc., 8.375%, 05/01/2016 144A	150,000	148,500
Mirant Corp., 7.375%, 12/31/2013 144A	150,000	145,500
NRG Energy, Inc, 7.25%, 02/01/2014	150,000	146,625
Tenaska, Inc., 7.00%, 06/30/2021 144A	147,789	144,776

		736,901

Multi-Utilities 0.0%
Aquila, Inc., 14.875%, 07/01/2012	100,000	132,750
CMS Energy Corp., 7.50%, 01/15/2009	100,000	101,750

		234,500

Total Corporate Bonds (cost $76,734,263)		77,391,445

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds, 7.25%, 08/15/2022	$27,985,000	$33,772,214
U.S. Treasury Notes:
3.00%, 02/15/2008	19,440,000	18,789,227
3.375%, 11/15/2008	7,490,000	7,198,010
4.25%, 08/15/2015	14,255,000	13,342,352

Total U.S. Treasury Obligations (cost $74,489,604)		73,101,803

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.4%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	6,595,000	6,276,860

FLOATING-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	2,490,000	2,383,566

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $8,786,516)		8,660,426

YANKEE OBLIGATIONS-CORPORATE 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	100,000	89,250

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	100,000	92,500

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,372,932
Novelis, Inc., 7.25%, 02/15/2015 144A	100,000	96,500

		2,469,432

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	125,000	114,688

Total Yankee Obligations-Corporate (cost $2,795,881)		2,765,870

	Shares	Value

COMMON STOCKS 66.5%
CONSUMER DISCRETIONARY 7.2%
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	184,794	9,548,306

Hotels, Restaurants & Leisure 0.4%
OSI Restaurant Partners, Inc.	190,905	6,605,313

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	281,298	10,880,607

Media 2.3%
Interpublic Group of Cos. *	241	2,013
News Corp., Class A	392,774	7,533,405
Omnicom Group, Inc.	141,846	12,637,060
Time Warner, Inc.	367,103	6,350,882
Walt Disney Co.	212,535	6,376,050

		32,899,410

Multi-line Retail 1.6%
J.C. Penney Co., Inc.	176,629	11,924,224
Nordstrom, Inc.	280,598	10,241,827

		22,166,051

Specialty Retail 1.4%
Best Buy Co., Inc.	195,146	10,701,806
Chico's FAS, Inc. *	165,198	4,457,042
Lowe's Cos.	78,622	4,769,997

		19,928,845

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 5.8%
Beverages 1.2%
Diageo plc	361,800	$6,078,173
Diageo plc, ADR	49,043	3,312,855
PepsiCo, Inc.	136,474	8,193,899

		17,584,927

Food & Staples Retailing 1.9%
BJ's Wholesale Club, Inc. *	215,700	6,115,095
Wal-Mart Stores, Inc.	437,477	21,073,267

		27,188,362

Household Products 1.6%
Procter & Gamble Co.	397,932	22,125,019

Tobacco 1.1%
Altria Group, Inc.	202,922	14,900,563

ENERGY 7.9%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	267,570	17,421,483
Weatherford International, Ltd. *	175,326	8,699,676

		26,121,159

Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	162,927	11,119,768
BP plc, ADR	190,100	13,232,861
ConocoPhillips	89,936	5,893,506
Exxon Mobil Corp.	485,727	29,799,351
Massey Energy Co.	126,376	4,549,536
Occidental Petroleum Corp.	78,300	8,029,665
Peabody Energy Corp.	97,394	5,429,715
XTO Energy, Inc.	143,884	6,369,745

		84,424,147

FINANCIALS 13.3%
Capital Markets 3.3%
Goldman Sachs Group, Inc.	49,207	7,402,209
Legg Mason, Inc.	95,575	9,511,624
Merrill Lynch & Co., Inc.	123,687	8,603,668
Morgan Stanley	160,780	10,162,904
State Street Corp.	103,936	6,037,642
T. Rowe Price Group, Inc.	112,134	4,239,786

		45,957,833

Commercial Banks 1.6%
U.S. Bancorp	352,880	10,896,934
Wells Fargo & Co.	179,465	12,038,512

		22,935,446

Consumer Finance 1.1%
American Express Co.	166,383	8,854,903
Capital One Financial Corp.	74,606	6,375,083

		15,229,986

Diversified Financial Services 5.2%
Bank of America Corp.	521,407	25,079,677
Citigroup, Inc.	674,188	32,522,829
JPMorgan Chase & Co.	367,519	15,435,798

		73,038,304

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.1%
American International Group, Inc.	244,992	$14,466,778
Hartford Financial Services Group, Inc.	94,998	8,036,831
Prudential Financial, Inc.	89,592	6,961,298

		29,464,907

HEALTH CARE 9.4%
Biotechnology 1.5%
Amgen, Inc. *	140,261	9,149,225
Biogen Idec, Inc. *	258,684	11,984,830

		21,134,055

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	256,315	9,422,139
Medtronic, Inc.	97,019	4,552,131
St. Jude Medical, Inc. *	171,804	5,569,886
Zimmer Holdings, Inc. *	120,048	6,809,123

		26,353,279

Health Care Providers & Services 1.8%
Aetna, Inc.	239,477	9,562,317
Caremark Rx, Inc. *	207,554	10,350,718
WellPoint, Inc. *	82,034	5,969,614

		25,882,649

Pharmaceuticals 4.2%
Abbott Laboratories	174,941	7,629,177
Johnson & Johnson	317,890	19,047,969
Novartis AG, ADR	95,295	5,138,306
Pfizer, Inc.	785,769	18,441,998
Wyeth	207,533	9,216,541

		59,473,991

INDUSTRIALS 6.3%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	176,630	12,671,436
United Technologies Corp.	135,008	8,562,208

		21,233,644

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	119,728	9,857,206

Commercial Services & Supplies 0.4%
Cintas Corp.	135,477	5,386,565

Electrical Equipment 0.5%
Rockwell Automation, Inc.	86,954	6,261,558

Industrial Conglomerates 2.1%
General Electric Co.	915,170	30,164,003

Machinery 1.1%
Deere & Co.	59,916	5,002,387
Pall Corp.	385,517	10,794,476

		15,796,863

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 3.1%
Cisco Systems, Inc. *	838,303	16,372,058
Motorola, Inc.	475,664	9,584,630
QUALCOMM, Inc.	449,051	17,993,473

		43,950,161

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.4%
Dell, Inc. *	418,638	$10,218,953
Hewlett-Packard Co.	306,141	9,698,547

		19,917,500

Internet Software & Services 1.6%
eBay, Inc. *	225,740	6,611,925
Google, Inc., Class A *	36,800	15,431,344

		22,043,269

IT Services 1.1%
Accenture, Ltd., Class A *	258,874	7,331,312
Automatic Data Processing, Inc.	168,239	7,629,638

		14,960,950

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp. *	645,903	11,335,598
Intel Corp.	410,212	7,773,517
Texas Instruments, Inc.	232,747	7,049,907

		26,159,022

Software 2.4%
Microsoft Corp.	766,653	17,863,015
Oracle Corp. *	1,095,806	15,878,229

		33,741,244

MATERIALS 1.1%
Chemicals 0.7%
Air Products & Chemicals, Inc.	153,484	9,810,697

Paper & Forest Products 0.4%
Weyerhaeuser Co.	83,348	5,188,413

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	245,980	6,860,382
Verizon Communications, Inc.	160,535	5,376,317

		12,236,699

Wireless Telecommunication Services 1.6%
Alltel Corp.	114,380	7,300,876
Sprint Nextel Corp.	432,763	8,650,932
Vodafone Group plc	344,671	7,341,492

		23,293,300

UTILITIES 1.6%
Electric Utilities 0.8%
DPL, Inc.	208,831	5,596,671
Exelon Corp.	90,581	5,147,718

		10,744,389

Independent Power Producers & Energy Traders 0.5%
TXU Corp.	124,872	7,466,097

Multi-Utilities 0.3%
PG&E Corp.	114,330	4,490,882

Total Common Stocks (cost $753,497,516)		936,545,621

EVERGREEN BALANCED FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.5%
MFS Government Markets Income Trust	128,400	$806,352
MFS Intermediate Income Trust	238,325	1,451,399
Putnam Master Intermediate Income Trust	209,500	1,254,905
Putnam Premier Income Trust	163,700	983,837
Smith Barney High Income Opportunity Fund	400,700	2,432,249

Total Mutual Fund Shares (cost $6,994,820)		6,928,742

SHORT-TERM INVESTMENTS 5.1%
MUTUAL FUND SHARES 5.1%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $72,296,989)	72,296,989	72,296,989

Total Investments (cost $1,292,259,843) 104.1%		1,466,061,907
Other Assets and Liabilities (4.1%)		(57,218,761)

Net Assets 100.0%		$1,408,843,146

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To be Announced

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,300,788,677. The gross unrealized appreciation and depreciation on securities based on tax cost was $203,424,969 and $38,151,739 respectively, with a net unrealized appreciation of $165,273,230.

EVERGREEN GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 10.5%
Diversified Consumer Services 0.7%
Steiner Leisure, Ltd. *	178,100	$7,040,293

Hotels, Restaurants & Leisure 3.2%
Gaylord Entertainment Co. * þ	157,736	6,883,599
Penn National Gaming, Inc. * þ	218,300	8,465,674
Rare Hospitality International, Inc. * þ	199,061	5,724,994
Shuffle Master, Inc. * þ	179,973	5,899,515
Texas Roadhouse, Inc., Class A * þ	463,600	6,267,872

		33,241,654

Internet & Catalog Retail 1.0%
Netflix, Inc. * þ	232,400	6,323,604
Stamps.com, Inc. * þ	137,700	3,830,814

		10,154,418

Leisure Equipment & Products 0.5%
Pool Corp. þ	117,007	5,105,015

Multi-line Retail 0.5%
Conn's, Inc. * þ	182,800	4,853,340

Specialty Retail 3.8%
A.C. Moore Arts & Crafts, Inc. þ	187,005	3,050,052
Children's Place Retail Stores, Inc. þ	122,000	7,326,100
Guitar Center, Inc. * þ	107,880	4,797,424
Hibbett Sporting Goods, Inc. * þ	240,705	5,752,849
Jos. A. Bank Clothiers, Inc. * þ	213,750	5,121,450
Monro Muffler Brake, Inc. þ	174,250	5,673,580
Stage Stores, Inc. þ	229,557	7,575,381

		39,296,836

Textiles, Apparel & Luxury Goods 0.8%
Carter's, Inc. *	326,900	8,639,967

CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.6%
Central European Distribution Corp. * þ	324,050	8,153,098
United Natural Foods, Inc. * þ	255,300	8,430,006

		16,583,104

Personal Products 0.4%
Chattem, Inc. * þ	151,700	4,607,129

ENERGY 8.7%
Energy Equipment & Services 7.5%
Basic Energy Services, Inc. *	249,400	7,624,158
Core Laboratories NV *	117,900	7,196,616
Oceaneering International, Inc. * þ	180,900	8,294,265
Pioneer Drilling Co. * þ	444,200	6,858,448
Superior Energy Services, Inc. * þ	431,350	14,622,765
Tetra Technologies, Inc. * þ	350,200	10,607,558
Unit Corp. *	196,050	11,153,285
Universal Compression Holdings, Inc. * þ	176,400	11,107,908

		77,465,003

Oil, Gas & Consumable Fuels 1.2%
Bois D'Arc Energy, Inc. * þ	343,400	5,655,798
Brigham Exploration Co. * þ	352,900	2,791,439
Comstock Resources, Inc. * þ	152,550	4,555,143

		13,002,380

1

EVERGREEN GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 6.9%
Commercial Banks 4.3%
Boston Private Financial Holdings, Inc. þ	198,500	$5,538,150
Home BancShares, Inc. þ	127,400	2,891,980
Prosperity Bancshares, Inc. þ	274,500	9,028,305
Sterling Bancshares, Inc. þ	378,500	7,096,875
Texas Capital Bancshares, Inc. * þ	288,900	6,731,370
United Community Banks, Inc. þ	249,800	7,603,912
Whitney Holding Corp. þ	160,000	5,659,200

		44,549,792

Consumer Finance 0.8%
Asta Funding, Inc. þ	228,946	8,574,028

Insurance 1.8%
Argonaut Group, Inc. * þ	215,800	6,482,632
Hilb Rogal & Hobbs Co. þ	177,800	6,626,606
Hub International, Ltd.	198,700	5,207,927

		18,317,165

HEALTH CARE 17.3%
Biotechnology 3.9%
Arena Pharmaceuticals, Inc. * þ	389,905	4,515,100
Cubist Pharmaceuticals, Inc. * þ	209,400	5,272,692
Digene Corp. þ	147,900	5,729,646
Human Genome Sciences, Inc. * þ	273,800	2,929,660
Myogen, Inc. * þ	123,500	3,581,500
PDL BioPharma, Inc. * þ	217,600	4,006,016
Progenics Pharmaceuticals, Inc. þ	185,900	4,472,754
Renovis, Inc. þ	326,500	4,998,715
ZymoGenetics, Inc. * þ	276,000	5,235,720

		40,741,803

Health Care Equipment & Supplies 5.2%
ArthroCare Corp. * þ	199,400	8,376,794
Cytyc Corp. * þ	213,800	5,421,968
Hologic, Inc. * þ	134,800	6,653,728
Immucor, Inc. *	309,900	5,959,377
LifeCell Corp. þ	215,300	6,657,076
Meridian Bioscience, Inc. þ	186,600	4,655,670
NeuroMetrix, Inc. * þ	75,072	2,286,693
ResMed, Inc. * þ	137,100	6,436,845
Respironics, Inc. * þ	199,200	6,816,624

		53,264,775

Health Care Providers & Services 6.2%
Centene Corp. * þ	197,500	4,647,175
LCA-Vision, Inc. þ	150,000	7,936,500
Pediatrix Medical Group, Inc. * þ	136,000	6,160,800
PSS World Medical, Inc. * þ	446,500	7,880,725
Psychiatric Solutions, Inc. * þ	286,398	8,208,167
Symbion, Inc. * þ	426,600	8,856,216
The Providence Service Corp. þ	189,100	5,149,193
United Surgical Partners International, Inc. * þ	214,599	6,452,992
VCA Antech, Inc. * þ	282,227	9,011,508

		64,303,276

Health Care Technology 0.7%
Allscripts Heathcare Solutions, Inc. * þ	391,700	6,874,335

2

EVERGREEN GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.5%
Nektar Therapeutics * þ	297,800	$5,461,652

Pharmaceuticals 0.8%
Cardiome Pharma Corp. * þ	581,047	5,136,455
DepoMed, Inc. þ	467,700	2,745,399

		7,881,854

INDUSTRIALS 16.8%
Aerospace & Defense 2.6%
ARGON ST, Inc. * þ	362,074	9,642,031
BE Aerospace, Inc. þ	338,500	7,738,110
Essex Corp. * þ	500,800	9,224,736

		26,604,877

Air Freight & Logistics 0.7%
Forward Air Corp. þ	172,916	7,042,869

Airlines 1.9%
AirTran Holdings, Inc. * þ	811,400	12,057,404
SkyWest, Inc. þ	301,800	7,484,640

		19,542,044

Commercial Services & Supplies 2.1%
Advisory Board Co. *	157,700	7,583,793
Fuel-Tech NV	40,200	486,420
Heidrick & Struggles International, Inc. * þ	179,200	6,064,128
Labor Ready, Inc. * þ	336,200	7,614,930

		21,749,271

Construction & Engineering 1.5%
Quanta Services, Inc. þ	495,800	8,592,214
Williams Scotsman International, Inc. þ	308,400	6,735,456

		15,327,670

Electrical Equipment 0.7%
Power-One, Inc. * þ	1,043,450	6,886,770

Machinery 5.2%
A.S.V., Inc. * þ	318,530	7,338,931
ESCO Technologies, Inc. * þ	212,900	11,379,505
IDEX Corp. þ	196,000	9,251,200
Manitowoc Co. þ	257,300	11,449,850
Oshkosh Truck Corp. þ	203,300	9,660,816
RBC Bearings, Inc.	226,400	5,139,280

		54,219,582

Road & Rail 1.5%
Heartland Express, Inc. þ	472,633	8,455,404
Werner Enterprises, Inc. þ	361,210	7,321,727

		15,777,131

Trading Companies & Distributors 0.6%
Interline Brands, Inc. * þ	275,609	6,443,738

INFORMATION TECHNOLOGY 29.1%
Communications Equipment 4.0%
AudioCodes, Ltd. þ	737,800	8,042,020
Comtech Telecommunications Corp. * þ	354,000	10,361,580
F5 Networks, Inc. * þ	152,850	8,174,418
Foundry Networks, Inc. * þ	616,600	6,572,956
Powerwave Technologies, Inc. * þ	930,550	8,486,616

		41,637,590

3

EVERGREEN GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.1%
M-Systems Flash Disk Pioneers, Ltd. * þ	159,300	$4,720,059
Stratasys, Inc. * þ	223,248	6,576,886

		11,296,945

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. * þ	273,062	6,586,255
Color Kinetics, Inc. þ	181,100	3,424,601
Maxwell Technologies, Inc. þ	275,900	5,415,917

		15,426,773

Internet Software & Services 6.3%
aQuantive, Inc. þ	220,900	5,595,397
Digital Insight Corp. *	307,900	10,557,891
Digitas, Inc. * þ	446,600	5,189,492
Equinix, Inc. * þ	210,935	11,571,894
Interwoven, Inc. * þ	574,100	4,925,778
LivePerson, Inc. *	770,833	3,738,540
NIC, Inc. * þ	1,202,167	8,691,668
SAVVIS, Inc. þ	42,100	1,246,581
SonicWALL, Inc. *	581,400	5,226,786
ValueClick, Inc. * þ	568,100	8,720,335

		65,464,362

IT Services 3.0%
eFunds Corp. *	479,374	10,570,197
Euronet Worldwide, Inc. * þ	305,800	11,733,546
MPS Group, Inc. * þ	541,800	8,159,508

		30,463,251

Semiconductors & Semiconductor Equipment 6.4%
Advanced Energy Industries, Inc. * þ	237,700	3,147,148
ATMI, Inc. * þ	504,050	12,409,711
Exar Corp. * þ	530,300	7,037,081
FormFactor, Inc. *	100,500	4,485,315
Mindspeed Technologies, Inc. þ	1,139,900	2,747,159
PDF Solutions, Inc. * þ	452,400	5,614,284
Power Integrations, Inc. * þ	197,900	3,459,292
Rudolph Technologies, Inc. * þ	563,071	8,164,529
Semtech Corp. * þ	235,000	3,395,750
Supertex, Inc. * þ	150,200	5,998,988
Trident Microsystems, Inc. * þ	213,000	4,042,740
Zoran Corp. *	235,000	5,719,900

		66,221,897

Software 6.8%
Agile Software Corp. *	898,550	5,696,807
Altiris, Inc.	326,100	5,882,844
Blackboard, Inc. * þ	182,600	5,288,096
Bottomline Technologies, Inc. * þ	603,100	4,909,234
Concur Technologies, Inc. * þ	506,844	7,840,877
Micros Systems, Inc. * þ	137,202	5,992,983
Moldflow Corp. *	327,550	3,835,611
Quality Systems, Inc. þ	195,374	7,193,671
RSA Security, Inc. * þ	192,550	5,235,434
Transaction Systems Architects, Inc. * þ	245,700	10,243,233
Witness Systems, Inc. * þ	394,700	7,961,099

		70,079,889

4

EVERGREEN GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.3%
Chemicals 0.8%
Cytec Industries, Inc. þ	145,900	$7,828,994

Construction Materials 0.7%
Headwaters, Inc. * þ	273,900	7,000,884

Metals & Mining 0.8%
AMCOL International Corp. þ	331,500	8,735,025

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.6%
Cogent Communications Group, Inc.	680,900	6,380,033
NeuStar, Inc. þ	316,700	10,688,625
Time Warner Telecom, Inc. * þ	684,500	10,164,825

		27,233,483

Wireless Telecommunication Services 1.1%
SBA Communcations Corp. * þ	413,200	10,801,048

Total Common Stocks (cost $835,195,719)		1,005,741,912

SHORT-TERM INVESTMENTS 26.8%
MUTUAL FUND SHARES 26.8%
Evergreen Institutional Money Market Fund ø	22,930,446	22,930,446
Evergreen Prime Cash Management Money Market Fund ø þþ	253,940,590	253,940,590

Total Short-Term Investments (cost $276,871,036)		276,871,036

Total Investments (cost $1,112,066,755) 124.1%		1,282,612,948
Other Assets and Liabilities (24.1%)		(249,300,092)

Net Assets 100.0%		$1,033,312,856

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,115,232,943. The gross unrealized appreciation and depreciation on securities based on tax cost was $200,074,856 and $32,694,851, respectively, with a net unrealized appreciation of $167,380,005.

5

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 10.2%
Hotels, Restaurants & Leisure 1.9%
Brinker International, Inc.	341,591	$12,399,753
Darden Restaurants, Inc.	368,554	14,521,028
International Game Technology	211,392	8,020,212

		34,940,993

Household Durables 0.5%
Whirlpool Corp. þ	116,813	9,654,595

Media 3.7%
Omnicom Group, Inc.	217,435	19,371,284
Time Warner, Inc.	1,680,688	29,075,903
Walt Disney Co.	722,240	21,667,200

		70,114,387

Multi-line Retail 2.9%
J.C. Penney Co., Inc. þ	359,795	24,289,760
Nordstrom, Inc.	382,769	13,971,069
Target Corp.	322,921	15,781,149

		54,041,978

Specialty Retail 1.2%
Home Depot, Inc.	639,258	22,879,044

CONSUMER STAPLES 9.1%
Beverages 1.8%
Coca-Cola Enterprises, Inc.	719,814	14,662,611
Constellation Brands, Inc. *	229,762	5,744,050
PepsiCo, Inc.	211,616	12,705,425

		33,112,086

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	238,476	13,624,134
Kroger Co.	731,109	15,982,043
SUPERVALU, Inc.	236,903	7,272,922
Wal-Mart Stores, Inc.	402,657	19,395,988

		56,275,087

Food Products 1.0%
Dean Foods Co. *	337,715	12,559,621
Sara Lee Corp.	423,678	6,787,321

		19,346,942

Household Products 1.9%
Energizer Holdings, Inc. *	255,056	14,938,630
Procter & Gamble Co.	355,494	19,765,466

		34,704,096

Tobacco 1.4%
Altria Group, Inc.	364,181	26,741,811

ENERGY 9.9%
Energy Equipment & Services 1.4%
Nabors Industries, Ltd. * þ	382,199	12,914,504
Rowan Companies, Inc.	358,087	12,744,316

		25,658,820

Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	446,896	27,734,366
ConocoPhillips	437,868	28,693,490
Exxon Mobil Corp.	1,151,540	70,646,979

1

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Hess Corp.	286,455	$15,139,147
Valero Energy Corp.	267,081	17,766,228

		159,980,210

FINANCIALS 20.8%
Capital Markets 4.4%
Bear Stearns Cos.	95,804	13,420,224
Goldman Sachs Group, Inc.	166,334	25,021,624
Lehman Brothers Holdings, Inc.	274,182	17,862,957
Merrill Lynch & Co., Inc.	242,655	16,879,082
Morgan Stanley	139,569	8,822,156

		82,006,043

Commercial Banks 2.0%
National City Corp.	270,043	9,772,856
SunTrust Banks, Inc.	99,665	7,600,453
U.S. Bancorp	656,212	20,263,827

		37,637,136

Diversified Financial Services 6.7%
Bank of America Corp.	921,276	44,313,376
CIT Group, Inc.	296,982	15,529,189
Citigroup, Inc.	963,798	46,493,615
JPMorgan Chase & Co.	445,373	18,705,666

		125,041,846

Insurance 4.7%
ACE, Ltd. þ	276,927	14,009,737
Allstate Corp.	322,859	17,670,073
American International Group, Inc.	301,446	17,800,386
Chubb Corp.	160,522	8,010,048
MetLife, Inc.	226,110	11,579,093
St. Paul Travelers Companies, Inc.	404,409	18,028,553

		87,097,890

Real Estate Investment Trusts 0.5%
Simon Property Group, Inc.	122,670	10,174,250

Thrifts & Mortgage Finance 2.5%
Countrywide Financial Corp.	356,943	13,592,390
Fannie Mae	145,510	6,999,031
Golden West Financial Corp.	200,032	14,842,374
MGIC Investment Corp. þ	62,409	4,056,585
PMI Group, Inc. þ	165,341	7,370,902

		46,861,282

HEALTH CARE 12.3%
Biotechnology 2.1%
Amgen, Inc. *	393,837	25,689,988
Biogen Idec, Inc. *	288,568	13,369,355

		39,059,343

Health Care Equipment & Supplies 1.0%
Bausch & Lomb, Inc. þ	79,642	3,905,643
Becton, Dickinson & Co.	185,237	11,323,538
C.R. Bard, Inc.	57,895	4,241,388

		19,470,569

2

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.5%
Aetna, Inc.	138,426	$5,527,350
Caremark Rx, Inc. *	262,581	13,094,915
CIGNA Corp.	133,490	13,150,100
McKesson Corp.	316,944	14,985,112

		46,757,477

Life Sciences Tools & Services 0.8%
Fisher Scientific International, Inc. *	198,647	14,511,163

Pharmaceuticals 5.9%
Johnson & Johnson	440,602	26,400,872
Merck & Co., Inc.	564,637	20,569,726
Pfizer, Inc.	1,691,226	39,693,074
Watson Pharmaceuticals, Inc. * þ	339,102	7,894,295
Wyeth	353,056	15,679,217

		110,237,184

INDUSTRIALS 12.5%
Aerospace & Defense 3.8%
Boeing Co.	131,210	10,747,411
General Dynamics Corp.	303,786	19,885,832
Lockheed Martin Corp.	301,714	21,644,962
Northrop Grumman Corp.	293,168	18,780,342

		71,058,547

Air Freight & Logistics 0.3%
FedEx Corp.	49,293	5,760,380

Commercial Services & Supplies 0.8%
Manpower, Inc.	227,355	14,687,133

Industrial Conglomerates 2.0%
General Electric Co.	1,135,759	37,434,617

Machinery 4.0%
Cummins, Inc. þ	91,599	11,197,978
Eaton Corp.	157,885	11,904,529
Ingersoll-Rand Co., Ltd., Class A	420,033	17,969,012
Paccar, Inc.	255,288	21,030,625
Parker Hannifin Corp.	153,520	11,913,152

		74,015,296

Road & Rail 1.6%
Burlington Northern Santa Fe Corp.	223,946	17,747,720
Ryder System, Inc.	223,723	13,072,135

		30,819,855

INFORMATION TECHNOLOGY 14.6%
Communications Equipment 2.2%
Cisco Systems, Inc. *	1,135,199	22,170,437
Motorola, Inc.	511,437	10,305,456
QUALCOMM, Inc.	220,721	8,844,290

		41,320,183

Computers & Peripherals 4.0%
Apple Computer, Inc. *	77,351	4,418,289
Dell, Inc. *	342,798	8,367,699
EMC Corp. *	474,922	5,209,894

3

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Hewlett-Packard Co.	705,171	$22,339,817
International Business Machines Corp.	333,025	25,582,981
Lexmark International, Inc., Class A * þ	155,037	8,655,716

		74,574,396

Electronic Equipment & Instruments 0.3%
Jabil Circuit, Inc. þ	218,731	5,599,514

Internet Software & Services 0.5%
Google, Inc., Class A *	14,178	5,945,261
Yahoo!, Inc. *	82,446	2,720,718

		8,665,979

IT Services 1.6%
Accenture, Ltd., Class A	199,123	5,639,163
Affiliated Computer Services, Inc., Class A *	127,811	6,596,326
Computer Sciences Corp. *	186,684	9,042,973
Fiserv, Inc. *	215,045	9,754,441

		31,032,903

Office Electronics 0.3%
Xerox Corp. * þ	395,306	5,498,706

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	233,322	5,697,723
Freescale Semiconductor, Inc., Class B *	242,983	7,143,700
Intel Corp.	674,707	12,785,698
National Semiconductor Corp.	200,312	4,777,441
NVIDIA Corp. *	319,178	6,795,300
Texas Instruments, Inc.	452,321	13,700,803

		50,900,665

Software 3.0%
Cadence Design Systems, Inc. *	441,573	7,572,977
Intuit, Inc. *	158,073	9,546,028
Microsoft Corp.	1,377,903	32,105,140
Oracle Corp. *	502,839	7,286,137

		56,510,282

MATERIALS 3.4%
Chemicals 1.2%
Ashland, Inc.	171,902	11,465,863
PPG Industries, Inc.	157,002	10,362,132

		21,827,995

Metals & Mining 1.8%
NuCor Corp.	358,068	19,425,189
Phelps Dodge Corp.	181,566	14,917,463

		34,342,652

Paper & Forest Products 0.4%
Louisiana-Pacific Corp. þ	333,308	7,299,445

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	701,682	19,569,911
BellSouth Corp.	361,187	13,074,969
CenturyTel, Inc.	195,688	7,269,809
Verizon Communications, Inc.	625,556	20,949,871

		60,864,560

4

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.8%
Electric Utilities 1.5%
American Electric Power Co., Inc.	345,975	$11,849,644
FirstEnergy Corp.	291,483	15,801,293

		27,650,937

Independent Power Producers & Energy Traders 1.0%
TXU Corp.	307,945	18,412,032

Multi-Utilities 1.3%
CenterPoint Energy, Inc. þ	926,634	11,582,925
PG&E Corp. þ	340,676	13,381,753

		24,964,678

Total Common Stocks (cost $1,406,422,382)		1,869,544,987

	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.75%, 8/10/2006 ƒ †	$1,500,000	1,492,479

	Shares	Value

MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund ø	1,218,192	1,218,192
Navigator Prime Portfolio þþ	62,605,387	62,605,387

		63,823,579

Total Short-Term Investments (cost $65,316,058)		65,316,058

Total Investments (cost $1,471,738,440) 103.4%		1,934,861,045
Other Assets and Liabilities (3.4%)		(63,309,045)

Net Assets 100.0%		$1,871,552,000

þ	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

At June 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2006	Unrealized Gain

September 2006	20 S&P 500 Index	$6,284,240	$6,397,000	$112,760

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,473,989,611. The gross unrealized appreciation and depreciation on securities based on tax cost was $485,397,916 and $24,526,482, respectively, with a net unrealized appreciation of $460,871,434.

EVERGREEN LARGE COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 14.0%
Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A *	93,200	$4,815,644

Hotels, Restaurants & Leisure 2.1%
Carnival Corp	75,619	3,156,337
OSI Restaurant Partners, Inc. þ	140,800	4,871,680

		8,028,017

Internet & Catalog Retail 3.4%
Amazon.com, Inc. * þ	337,691	13,061,888

Media 3.0%
Omnicom Group, Inc	128,516	11,449,490

Multi-line Retail 0.5%
Target Corp	40,000	1,954,800

Specialty Retail 3.7%
Best Buy Co., Inc	112,531	6,171,200
Chico's FAS, Inc. *	299,759	8,087,498

		14,258,698

CONSUMER STAPLES 10.4%
Beverages 4.1%
Coca-Cola Co	269,766	11,605,333
Diageo plc, ADR þ	59,340	4,008,417

		15,613,750

Food & Staples Retailing 3.7%
Wal-Mart Stores, Inc	289,801	13,959,714

Household Products 2.6%
Procter & Gamble Co	180,573	10,039,859

ENERGY 4.0%
Energy Equipment & Services 1.9%
Schlumberger, Ltd. þ	58,673	3,820,199
Weatherford International, Ltd. *	65,012	3,225,896

		7,046,095

Oil, Gas & Consumable Fuels 2.1%
Apache Corp	30,663	2,092,750
ConocoPhillips	31,330	2,053,055
Exxon Mobil Corp. þ	64,505	3,957,381

		8,103,186

FINANCIALS 7.1%
Diversified Financial Services 4.1%
Citigroup, Inc	321,097	15,489,719

Insurance 3.0%
Marsh & McLennan Cos	430,987	11,589,241

HEALTH CARE 20.4%
Biotechnology 5.6%
Amgen, Inc. *	202,420	13,203,857
Biogen Idec, Inc. *	174,055	8,063,968

		21,267,825

Health Care Equipment & Supplies 6.8%
Medtronic, Inc	226,017	10,604,718
St. Jude Medical, Inc. *	259,680	8,418,825
Zimmer Holdings, Inc. *	126,819	7,193,174

		26,216,717

1

EVERGREEN LARGE COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.0%
Abbott Laboratories	281,719	$12,285,766
Bristol-Myers Co	410,792	10,623,081
Johnson & Johnson	65,496	3,924,520
Pfizer, Inc	165,000	3,872,550

		30,705,917

INDUSTRIALS 9.6%
Aerospace & Defense 1.5%
Lockheed Martin Corp	52,967	3,799,853
United Technologies Corp	31,145	1,975,216

		5,775,069

Commercial Services & Supplies 1.5%
Cintas Corp	147,100	5,848,696

Industrial Conglomerates 5.1%
General Electric Co	170,587	5,622,548
Tyco International, Ltd	505,417	13,898,967

		19,521,515

Machinery 1.5%
Pall Corp. þ	198,277	5,551,756

INFORMATION TECHNOLOGY 33.2%
Communications Equipment 4.2%
Cisco Systems, Inc. *	475,800	9,292,374
QUALCOMM, Inc	168,158	6,738,091

		16,030,465

Computers & Peripherals 6.2%
Dell, Inc. *	482,436	11,776,263
Lexmark International, Inc., Class A *	212,322	11,853,937

		23,630,200

Internet Software & Services 6.2%
eBay, Inc. *	414,843	12,150,752
Google, Inc., Class A *	27,480	11,523,188

		23,673,940

IT Services 2.1%
Affiliated Computer Services, Inc., Class A *	78,648	4,059,023
Automatic Data Processing, Inc	86,893	3,940,598

		7,999,621

Semiconductors & Semiconductor Equipment 7.2%
Altera Corp. *	661,614	11,611,326
Intel Corp	653,070	12,375,676
Texas Instruments, Inc	123,991	3,755,687

		27,742,689

Software 7.3%
Cadence Design Systems, Inc. * þ	163,736	2,808,072
Microsoft Corp	531,199	12,376,937
Oracle Corp. *	868,028	12,577,726

		27,762,735

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp	142,200	2,842,578

Total Common Stocks (cost $368,879,963)		379,979,824

2

EVERGREEN LARGE COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional U.S. Government Money Market Fund ø	407,673	$407,673
Navigator Prime Portfolio þþ	15,596,362	15,596,362

Total Short-Term Investments (cost $16,004,035)		16,004,035

Total Investments (cost $384,883,998) 103.6%		395,983,859
Other Assets and Liabilities (3.6%)		(13,821,177)

Net Assets 100.0%		$382,162,682

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $385,095,178. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,568,086 and $10,679,405, respectively, with a net unrealized appreciation of $10,888,681.

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 19.4%
Diversified Consumer Services 3.3%
Apollo Group, Inc., Class A *	242,000	$12,504,140
Strayer Education, Inc. þ	96,200	9,342,944

		21,847,084

Hotels, Restaurants & Leisure 3.8%
Starwood Hotels & Resorts Worldwide, Inc	129,900	7,838,166
Station Casinos, Inc. þ	112,000	7,624,960
Yum! Brands, Inc	187,000	9,400,490

		24,863,616

Media 2.0%
Lamar Advertising Co., Class A *	244,100	13,147,226

Specialty Retail 8.2%
Abercrombie & Fitch Co., Class A	258,200	14,312,026
American Eagle Outfitters, Inc	385,000	13,105,400
Claire's Stores, Inc	546,900	13,951,419
O'Reilly Automotive, Inc. *	389,400	12,145,386

		53,514,231

Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc. *	450,322	13,464,628

CONSUMER STAPLES 3.3%
Food & Staples Retailing 1.2%
United Natural Foods, Inc. * þ	242,853	8,019,006

Food Products 2.1%
McCormick & Co., Inc	399,600	13,406,580

ENERGY 8.0%
Energy Equipment & Services 2.4%
Diamond Offshore Drilling, Inc. þ	80,300	6,739,579
National Oilwell Varco, Inc. *	145,000	9,181,400

		15,920,979

Oil, Gas & Consumable Fuels 5.6%
Chesapeake Energy Corp. þ	340,700	10,306,175
Southwestern Energy Co. *	203,600	6,344,176
Ultra Petroleum Corp. *	129,100	7,651,757
XTO Energy, Inc	280,000	12,395,600

		36,697,708

FINANCIALS 7.0%
Capital Markets 1.6%
Affiliated Managers Group, Inc. * þ	118,049	10,257,278

Commercial Banks 1.9%
Cullen/Frost Bankers, Inc	119,100	6,824,430
Zions Bancorp	77,200	6,016,968

		12,841,398

Insurance 0.6%
W.R. Berkley Corp	116,750	3,984,677

Real Estate Management & Development 1.4%
Forest City Enterprises, Inc	183,089	9,137,972

Thrifts & Mortgage Finance 1.5%
People's Bank þ	297,900	9,786,015

1

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 16.1%
Biotechnology 1.1%
Celgene Corp. *	148,700	$7,052,841

Health Care Equipment & Supplies 4.9%
Advanced Medical Optics, Inc. * þ	145,000	7,351,500
Bausch & Lomb, Inc. þ	160,100	7,851,304
Biomet, Inc	117,656	3,681,456
C.R. Bard, Inc	182,400	13,362,624

		32,246,884

Health Care Providers & Services 5.1%
AmerisourceBergen Corp	150,200	6,296,384
DaVita, Inc. *	266,700	13,254,990
Manor Care, Inc. þ	290,547	13,632,466

		33,183,840

Health Care Technology 1.4%
IMS Health, Inc	342,500	9,196,125

Pharmaceuticals 3.6%
Allergan, Inc	126,200	13,536,212
Biovail Corp	342,400	8,015,584
Kos Pharmaceuticals, Inc. * þ	59,571	2,241,061

		23,792,857

INDUSTRIALS 11.9%
Air Freight & Logistics 1.1%
UTi Worldwide, Inc	279,600	7,054,308

Commercial Services & Supplies 3.0%
ChoicePoint, Inc. *	303,284	12,668,173
Monster Worldwide, Inc. *	162,100	6,915,186

		19,583,359

Construction & Engineering 1.5%
Granite Construction, Inc. þ	209,300	9,475,011

Electrical Equipment 1.8%
Roper Industries, Inc. þ	256,200	11,977,350

Industrial Conglomerates 1.9%
McDermott International, Inc. *	278,700	12,672,489

Machinery 2.6%
ITT Corp	216,700	10,726,650
Manitowoc Co	140,200	6,238,900

		16,965,550

INFORMATION TECHNOLOGY 20.5%
Communications Equipment 3.5%
Sonus Networks, Inc. * þ	2,146,822	10,626,769
Tellabs, Inc. *	909,600	12,106,776

		22,733,545

Computers & Peripherals 1.0%
Network Appliance, Inc. *	184,100	6,498,730

Electronic Equipment & Instruments 2.9%
Amphenol Corp., Class A	178,100	9,966,476
CDW Corp	167,900	9,175,735

		19,142,211

Internet Software & Services 1.7%
Akamai Technologies, Inc. * þ	310,300	11,229,757

2

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
		Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 5.3%
Alliance Data Systems Corp. *		232,700	$13,687,414
BearingPoint, Inc. * þ		1,130,600	9,463,122
Cognizant Technology Solutions Corp., Class A *		172,900	11,648,273

			34,798,809

Semiconductors & Semiconductor Equipment 4.4%
ATI Technologies, Inc. * þ		637,300	9,304,580
Fairchild Semiconductor International, Inc., Class A *		489,700	8,897,849
Micron Technology, Inc. *		700,600	10,551,036

			28,753,465

Software 1.7%
Amdocs, Ltd. *		292,700	10,712,820

MATERIALS 4.1%
Chemicals 1.1%
NOVA Chemicals Corp þ		266,400	7,669,656

Metals & Mining 3.0%
Inco, Ltd		296,400	19,532,760

TELECOMMUNICATION SERVICES 4.4%
Wireless Telecommunication Services 4.4%
Leap Wireless International, Inc. *		366,114	17,372,109
NII Holdings, Inc., Class B * þ		199,232	11,232,700

			28,604,809

Total Common Stocks (cost $519,824,310)			619,765,574

SHORT-TERM INVESTMENTS 23.5%
MUTUAL FUND SHARES 23.5%
Evergreen Institutional Money Market Fund ø		17,827,264	17,827,264
Navigator Prime Portfolio þþ		135,621,069	135,621,069

Total Short-Term Investments (cost $153,448,333)			153,448,333

Total Investments (cost $673,272,643) 118.2%			773,213,907
Other Assets and Liabilities (18.2%)			(119,177,859)

Net Assets 100.0%			$654,036,048

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $675,014,061. The gross unrealized appreciation and depreciation on securities based on tax cost was $111,528,418 and $13,328,572, respectively, with a net unrealized appreciation of $98,199,846.

EVERGREEN OMEGA FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 17.7%
Diversified Consumer Services 2.9%
Apollo Group, Inc., Class A * þ	436,833	$22,571,161

Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	201,702	8,419,041
OSI Restaurant Partners, Inc. þ	650,353	22,502,214

		30,921,255

Internet & Catalog Retail 3.8%
Amazon.com, Inc. * þ	773,160	29,905,829

Media 2.5%
Omnicom Group, Inc.	226,449	20,174,341

Multi-line Retail 0.8%
Target Corp.	126,550	6,184,499

Specialty Retail 3.8%
Best Buy Co., Inc.	237,940	13,048,630
Chico's FAS, Inc. *	633,820	17,100,463

		30,149,093

CONSUMER STAPLES 7.9%
Beverages 2.6%
Coca-Cola Co.	475,335	20,448,912

Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	525,227	25,300,185

Household Products 2.1%
Procter & Gamble Co.	305,294	16,974,346

ENERGY 4.1%
Energy Equipment & Services 1.9%
Schlumberger, Ltd. þ	124,060	8,077,547
Weatherford International, Ltd. *	137,463	6,820,914

		14,898,461

Oil, Gas & Consumable Fuels 2.2%
Apache Corp.	64,835	4,424,988
ConocoPhillips	64,794	4,245,951
Exxon Mobil Corp.	136,391	8,367,588

		17,038,527

FINANCIALS 5.1%
Diversified Financial Services 2.6%
Citigroup, Inc.	424,336	20,469,969

Insurance 2.5%
Marsh & McLennan Cos.	734,915	19,761,864

HEALTH CARE 21.3%
Biotechnology 5.7%
Amgen, Inc. * þ	428,005	27,918,766
Biogen Idec, Inc. *	367,853	17,042,630

		44,961,396

Health Care Equipment & Supplies 7.4%
Medtronic, Inc. þ	426,493	20,011,051
St. Jude Medical, Inc. * þ	636,626	20,639,415
Zimmer Holdings, Inc. * þ	321,869	18,256,410

		58,906,876

1

EVERGREEN OMEGA FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.2%
Abbott Laboratories	595,677	$25,977,474
Bristol-Myers Co.	868,591	22,461,763
Johnson & Johnson	138,487	8,298,141
Pfizer, Inc.	349,487	8,202,460

		64,939,838

INDUSTRIALS 8.0%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	112,192	8,048,654

Commercial Services & Supplies 1.8%
Cintas Corp.	356,188	14,162,035

Industrial Conglomerates 3.7%
Tyco International, Ltd.	1,068,164	29,374,510

Machinery 1.5%
Pall Corp.	419,243	11,738,804

INFORMATION TECHNOLOGY 35.2%
Communications Equipment 4.3%
Cisco Systems, Inc. *	1,006,048	19,648,118
QUALCOMM, Inc.	355,558	14,247,209

		33,895,327

Computers & Peripherals 7.0%
Dell, Inc. * þ	1,020,078	24,900,104
Lexmark International, Inc., Class A * þ	541,628	30,239,091

		55,139,195

Internet Software & Services 6.1%
eBay, Inc. *	835,388	24,468,514
Google, Inc., Class A *	55,869	23,427,548

		47,896,062

IT Services 3.2%
Affiliated Computer Services, Inc., Class A * þ	332,591	17,165,022
Automatic Data Processing, Inc.	180,564	8,188,577

		25,353,599

Semiconductors & Semiconductor Equipment 7.2%
Altera Corp. *	1,579,447	27,719,295
Intel Corp.	920,581	17,445,010
KLA-Tencor Corp. þ	102,194	4,248,204
Texas Instruments, Inc.	262,171	7,941,160

		57,353,669

Software 7.4%
Cadence Design Systems, Inc. * þ	458,038	7,855,352
Microsoft Corp.	1,050,223	24,470,196
Oracle Corp. *	1,835,388	26,594,772

		58,920,320

Total Common Stocks (cost $765,303,430)		785,488,727

2

EVERGREEN OMEGA FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.7%
MUTUAL FUND SHARES 6.7%
Evergreen Institutional U.S. Government Money Market Fund ø	6,690,810	$6,690,810
Navigator Prime Portfolio þþ	46,286,210	46,286,210

Total Short-Term Investments (cost $52,977,020)		52,977,020

Total Investments (cost $818,280,450) 106.0%		838,465,747
Other Assets and Liabilities (6.0%)		(47,282,290)

Net Assets 100.0%		$791,183,457

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $818,690,469. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,292,420 and $18,517,142, respectively, with a net unrealized appreciation of $19,775,278.

3

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 17.9%
Diversified Consumer Services 3.7%
ITT Educational Services, Inc. *	3,500	$230,335
Strayer Education, Inc	2,100	203,952

		434,287

Hotels, Restaurants & Leisure 1.6%
Station Casinos, Inc	2,700	183,816

Leisure Equipment & Products 2.0%
Pool Corp	5,400	235,602

Media 2.1%
Lamar Advertising Co., Class A *	4,700	253,142

Specialty Retail 6.5%
Abercrombie & Fitch Co., Class A	4,200	232,806
American Eagle Outfitters, Inc	7,400	251,896
J. Crew Group, Inc. #	1,500	41,175
O'Reilly Automotive, Inc. *	7,500	233,925

		759,802

Textiles, Apparel & Luxury Goods 2.0%
Polo Ralph Lauren Corp., Class A	4,400	241,560

CONSUMER STAPLES 3.3%
Food Products 1.0%
Hain Celestial Group, Inc	4,400	113,344

Personal Products 2.3%
Herbalife, Ltd. *	6,900	275,310

ENERGY 5.7%
Energy Equipment & Services 2.4%
Cameron International Corp. *	5,760	275,155

Oil, Gas & Consumable Fuels 3.3%
Helix Energy Solutions, Inc. *	3,600	145,296
Southwestern Energy Co. *	7,828	243,921

		389,217

FINANCIALS 5.0%
Capital Markets 1.9%
Affiliated Managers Group, Inc. *	2,500	217,225

Commercial Banks 3.1%
Cullen/Frost Bankers, Inc	3,900	223,470
Texas Capital Bancshares, Inc	3,800	144,096

		367,566

HEALTH CARE 16.5%
Health Care Equipment & Supplies 5.3%
American Medical Systems Holdings, Inc. *	11,200	186,480
ArthroCare Corp. *	5,300	222,653
Bausch & Lomb, Inc	4,400	215,776

		624,909

Health Care Providers & Services 8.0%
Community Health Systems, Inc. *	6,400	235,200
DaVita, Inc. *	4,400	218,680
Manor Care, Inc	6,000	281,520
VCA Antech, Inc. *	6,400	204,352

		939,752

1

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 1.0%
Nektar Therapeutics *	6,300	$115,542

Pharmaceuticals 2.2%
Biovail Corp	8,200	191,962
Kos Pharmaceuticals, Inc. *	1,600	60,192

		252,154

INDUSTRIALS 16.0%
Commercial Services & Supplies 5.6%
Brady Corp	6,200	228,408
ChoicePoint, Inc. *	5,300	221,381
Labor Ready, Inc. *	9,200	208,380

		658,169

Electrical Equipment 6.0%
Regal-Beloit Corp	5,400	238,410
Roper Industries, Inc	5,300	247,775
Thomas & Betts Corp. *	4,300	220,590

		706,775

Industrial Conglomerates 2.2%
McDermott International, Inc. *	5,500	250,085

Machinery 2.2%
Kennametal, Inc	4,200	261,450

INFORMATION TECHNOLOGY 24.5%
Communications Equipment 5.6%
Arris Group, Inc. *	19,600	257,152
F5 Networks, Inc. *	4,300	229,964
Sonus Networks, Inc. *	35,700	176,715

		663,831

Electronic Equipment & Instruments 3.1%
Daktronics, Inc. *	4,600	132,802
Itron, Inc. *	4,000	237,040

		369,842

Internet Software & Services 3.3%
Akamai Technologies, Inc. *	3,800	137,522
Openwave Systems, Inc. *	7,800	90,012
WebEx Communications, Inc. *	4,400	156,376

		383,910

IT Services 5.3%
Cognizant Technology Solutions Corp., Class A *	1,900	128,003
Global Payments, Inc	4,800	233,040
MoneyGram International, Inc	7,600	258,020

		619,063

Semiconductors & Semiconductor Equipment 4.9%
ATI Technologies, Inc. *	7,800	113,880
Fairchild Semiconductor International, Inc., Class A *	12,100	219,857
Power Integrations, Inc. *	7,400	129,352
SiRF Technology Holdings, Inc. *	3,600	115,992

		579,081

Software 2.3%
Amdocs, Ltd. *	7,300	267,180

2

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.6%
Chemicals 1.9%
NOVA Chemicals Corp	7,900	$227,441

Metals & Mining 1.7%
Glamis Gold, Ltd. *	5,200	196,872

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 0.9%
Time Warner Telecom, Inc. *	7,400	109,890

Wireless Telecommunication Services 4.5%
Leap Wireless International, Inc. *	5,700	270,465
NII Holdings, Inc., Class B *	4,600	259,348

		529,813

Total Common Stocks (cost $11,040,739)		11,501,785

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Money Market Fund ø ## (cost $167,517)	167,517	167,517

Total Investments (cost $11,208,256) 99.3%		11,669,302
Other Assets and Liabilities 0.7%		80,598

Net Assets 100.0%		$11,749,900

*	Non-income producing security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $11,208,256. The gross unrealized appreciation and depreciation on securities based on tax cost was $877,465 and $416,419, respectively, with a net unrealized appreciation of $461,046.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

By:	/s/Jeremy DePalma Jeremy DePalma Principal Financial Officer

Date: August 29, 2006